Redeemable Non-controlling Interest (Tables)	12 Months Ended
Dec. 31, 2021
Redeemable Non-controlling Interest
Schedule of redeemable non-controlling interest

	For the Year Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance as of January 1	7,587	9,337	10,010
Cumulative effect of adopting ASU 2016-13	—	(14)	—
Gain (loss)	1,120	1,165	(120)
Accretion of redeemable non-controlling interest	629	500	500
Foreign currency translation adjustment, net of nil income taxes	1	(978)	(90)
Balance as of December 31	9,337	10,010	10,300